SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION (schedule of other current liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Payroll and related employee accruals	$ 14,374	$ 14,017
Governmental authorities	1,842	2,301
Holdback Amount	582	0
Deferred rent	1,128	0
Other	153	113
Total other current liabilities	$ 18,079	$ 16,431